Note P - Equity (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 08, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2020
Preferred Stock, Shares Authorized		5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share		$ 1		$ 0.0001
Stock Issued During Period, Value, Acquisitions			$ 600,004	$ 600,004
Share-Based Payment Arrangement, Expense		$ 71,375	109,697	387,907	$ 314,715
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture		$ 12,002	22,020	$ 76,043	$ 25,536
Class of Warrant or Right, Issued During Period					0
Share Price				$ 0.59	$ 2.21		$ 3.52
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number				194,561
Common Stock [Member]
Stock Issued During Period, Value, Acquisitions			$ 27	$ 27
Stock Issued During Period, Shares, Employee Stock Purchase Plans				60,549	19,484
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		40,000	274,250	278,000	13,125
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		19,834		10,500	1,250
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		15,388	9,382	39,636	7,828
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture		$ 1	$ 1	$ 4	$ 1
Director [Member] | Common Stock [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		15,388	9,382	39,636	7,828
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture		$ 12,002	$ 20,020	$ 76,043	$ 25,536
Restricted Stock [Member]
Share-Based Payment Arrangement, Expense		$ 59,056	$ 39,840	$ 218,552	$ 71,819
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				278,000	13,125
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		40,000	274,250	10,500	1,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				3 years
In The Money Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number				0	0		0
Swivel Secure Europe [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	269,060
Business Combination, Indemnification Assets, Shares as of Acquisition Date	89,687
Stock Issued During Period, Value, Acquisitions	$ 600,004
Business Acquisition, Share Price	$ 2.23					$ 2.23
Share-Based Payment Arrangement, Expense				$ 18,787	$ 10,680
Share Price	$ 2.23
Employee Stock Purchase Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance				789,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent	85.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans				60,549	19,484